Janus Henderson International Dividend Fund Annual Fund Operating Expenses - Class A C S I N T Shares [Member] - Janus Henderson International Dividend Fund	Dec. 31, 2024
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses) exceed 0.84% for at least a one-year period commencing on June 24, 2025. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees.
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.32%
Expenses (as a percentage of Assets)	1.32%
Fee Waiver or Reimbursement	(0.16%)	[1]
Net Expenses (as a percentage of Assets)	1.16%	[1]
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.35%
Expenses (as a percentage of Assets)	2.10%
Fee Waiver or Reimbursement	(0.19%)	[1]
Net Expenses (as a percentage of Assets)	1.91%	[1]
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	3.49%
Expenses (as a percentage of Assets)	4.49%
Fee Waiver or Reimbursement	(3.14%)	[1]
Net Expenses (as a percentage of Assets)	1.35%	[1]
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	1.09%
Fee Waiver or Reimbursement	(0.16%)	[1]
Net Expenses (as a percentage of Assets)	0.93%	[1]
Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	1.03%
Fee Waiver or Reimbursement	(0.19%)	[1]
Net Expenses (as a percentage of Assets)	0.84%	[1]
Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.55%
Expenses (as a percentage of Assets)	1.30%
Fee Waiver or Reimbursement	(0.21%)	[1]
Net Expenses (as a percentage of Assets)	1.09%	[1]

[1]	The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses) exceed 0.84% for at least a one-year period commencing on June 24, 2025. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees.